Basis of presentation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2015
Basis of presentation and significant accounting policies
Basis of presentation

Basis of presentation

The Swiss subsidiaries of the Group maintain their statutory accounting records and prepare their financial statements in Swiss francs ("CHF"). Other subsidiaries of the Group maintain their accounting records in United States dollars ("USD"), Russian rubles ("RUR"), Euros ("EUR"), British pounds ("GBP"), Ukrainian hryvnias ("UAH"), Romanian lei ("RON"), Polish złoty ("PLN") and Bulgarian Lev ("BGN") in accordance with the local or statutory requirements of the jurisdictions in which they are incorporated. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP"). The accompanying consolidated financial statements differ from the financial statements of the subsidiaries issued for statutory purposes because they reflect certain adjustments, not recorded in the respective statutory accounting books that are appropriate to present the financial position, results of operations and cash flows.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly and majority owned Subsidiaries. This generally includes all companies over which the Company directly or indirectly exercises control, which generally means that the Group owns more than 50% of the voting rights in the Subsidiary. Consolidation is also required when the Company is subject to a majority of the risk of loss or is entitled to receive a majority of the residual returns or both from a variable interest entity's activities. The financial statements of the Subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Adjustments are made to conform any dissimilar material accounting policies that may exist. All intercompany accounts and transactions have been eliminated from the consolidated financial statements.

The list of subsidiaries of the Group is the following:

	% of ownership as at March 31
Subsidiary	2015	2014
Luxoft International Company Ltd.	100.00%	100.00%
Luxoft UK Ltd.	100.00%	100.00%
Excelian Ltd. (UK)	100.00%	n/a
Luxoft USA, Inc.	100.00%	100.00%
Radius Inc.	100.00%	n/a
Excelian, Inc	100.00%	n/a
Luxoft Canada Ltd.	100.00%	100.00%
Excelian Ltd. (Canada)	100.00%	n/a
Luxoft Eastern Europe Ltd.	100.00%	100.00%
Luxoft Mexico S.A. de C.V.	100.00%	n/a
Luxoft Singapore PTE. LTD.	100.00%	100.00%
Luxoft Poland sp.z.o.o.	100.00%	100.00%
Luxoft GmbH	100.00%	100.00%
Luxoft (Switzerland) GmbH	100.00%	100.00%
Luxoft Global Operations GmbH	100.00%	100.00%
Luxoft Vietnam Company Ltd.	100.00%	100.00%
Luxoft Bulgaria EOOD	100.00%	100.00%
Luxoft Professional Romania S.R.L.	100.00%	100.00%
Software ITC S.A.	99.40%	99.40%
Luxoft Services, LLC	100.00%	100.00%
Luxoft Professional, LLC	100.00%	100.00%
Luxoft Research, LLC	100.00%	100.00%
Luxoft Dubna, LLC	100.00%	100.00%
Luxoft Training Center	100.00%	100.00%
Luxoft Ukraine LLC	100.00%	100.00%

The non-controlling interest is reported in the consolidated balance sheets as a separate component of equity and represents the aggregate ownership interests in the subsidiaries that are held by owners other than the Company.

Foreign currency translation

Foreign currency translation

For the majority of the Subsidiaries, the functional currency is USD because the majority of their revenues, expenditures, debt and trade liabilities are either priced, incurred, payable or otherwise measured in USD. Transactions and balances not already measured in the functional currency have been re-measured in USD in accordance with the relevant provisions of ASC 830 Foreign Currency Matters. Monetary assets and liabilities denominated in currencies different from the functional currencies are re-measured at exchange rates prevailing on the balance sheet dates:

March 31, 2015		March 31, 2014			March 31, 2013
US 1$ =	0.9641 CHF	US 1$	=	0.8867 CHF	US 1$	=	0.9487 CHF
US 1$ =	58.4643 RUR	US 1$	=	35.6871 RUR	US 1$	=	31.0834 RUR
US 1$ =	23.4426 UAH	US 1$	=	10.955 UAH	US 1$	=	7.993 UAH
US 1$ =	0.92 EUR	US 1$	=	0.73 EUR	US 1$	=	0.78 EUR
US 1$ =	4.1115 RON	US 1$	=	3.2304 RON	US 1$	=	3.4455 RON
US 1$ =	0.67 GBP	US 1$	=	0.601 GBP	US 1$	=	0.658 GBP
US 1$ =	3.776 PLN	US 1$	=	3.081 PLN	US 1$	=	3.305 PLN

Non-monetary assets and liabilities, capital, revenues and costs are re-measured at historical exchange rates prevailing on the relevant transaction dates. Gains and losses on foreign currency transactions are charged or credited to operations.

The Group uses the US dollar as its reporting currency. Therefore, the financial statements of the Subsidiaries that use a functional currency other than USD are translated into USD in accordance with ASC 830 using the current rate method. Assets and liabilities are translated at the rate of exchange prevailing at the balance sheet dates. Shareholders' equity is translated at the applicable historical rate. Revenue and expenses are translated at the monthly average rates of exchange. Translation gains and losses are included in accumulated other comprehensive income.

Comprehensive income

Comprehensive income

ASC 220 Comprehensive Income, requires the reporting of comprehensive income in addition to net income. Comprehensive income is defined as the change in equity of a business enterprise during a period from non-owner sources. Comprehensive income consists of foreign currency translation adjustments and adjustments to record changes in the funded status of the Group's defined benefit pension plan in accordance with ASC Subtopic No. 715-30, Defined Benefit Plans—Pension.

Cash and cash equivalents	Cash and cash equivalents The Group considers all highly liquid investments with a maturity of 90 days or less from the time of purchase to be cash equivalents.
Short-term investments

Short-term investments

Short-term investments represent investments in time deposits with financial institutions that have original maturities more than 90 days but less than twelve months. These investments are accounted for at cost, which approximates their fair values.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are shown at their net realizable value, which approximates their fair value. Allowances for doubtful accounts are made for specific accounts in which collectability is doubtful, as well as on overall allowance based on, the aging of accounts receivable, historical write-offs and current conditions.

Recoveries of losses from accounts receivable written-off in prior years are presented within income from operations in the Group's consolidated statements of comprehensive income. Collections in respect of prior year write-offs amounted to $501 for the year ended March 31, 2015, $335 for the year ended March 31, 2014 and $244 for the year ended March 31, 2013.

The table below summarizes changes in qualifying accounts for the years ended March 31, 2012, 2013 and 2014:

	Balance at the beginning of period	Charged to costs and expenses	Deductions/ other	Balance at the end of period
Allowance for doubtful accounts
For the year ended March 31, 2013	405	190	(108)	487
For the year ended March 31, 2014	487	368	(204)	651
For the year ended March 31, 2015	651	805	(157)	1,299

Work-in-progress

Work-in-progress

Work-in-progress includes costs related to uncompleted contract stages. Costs include direct costs such as professional compensation (payroll and related benefits), subcontracting, travel, materials and other items.

Property and equipment

Property and equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The estimated useful lives for property and equipment are as follows:

Buildings	25 years
Furniture and fixtures and motor vehicles	5 years
Exhibition and demonstration equipment	3 - 4 years
Assets under capital lease	3 years
Computers and office equipment	3 years
Capitalized software	3 years
Leasehold improvements	according to lease contracts

Intangible assets

Intangible assets

Intangible assets, principally software and acquired contract-based customer relationships, partnership agreements, software and brands are amortized on a straight-line basis over their estimated useful lives, on average 5 to 8 years.

Goodwill

Goodwill

Goodwill represents an excess of the cost of business acquired over the fair value of identifiable net assets at the date of acquisition. Goodwill is reviewed for impairment annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with ASC 350 Intangibles—Goodwill and Other, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill.

Software costs

Software costs

Under the provisions of ASC 350 Intangibles—Goodwill and Other, the Group capitalizes costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and the Group's management has authorized further funding of the project which it deems probable to be completed and used to perform the function intended. Capitalization of such costs ceases no later than the point at which the project is substantially complete and ready for its intended purpose. Capitalized software development costs are amortized using the straight-line method over the expected useful life of the software (generally 3 to 5 years).

Research and development costs	Research and development costs Research and development costs are expensed as incurred.
Long-lived assets

Impairment of Long-lived assets

In accordance with ASC 360 Property, Plant, and Equipment, and ASC 205 Presentation of Financial Statements, long-lived assets to be held and used by the Group, including intangible assets that are subject to amortization, are reviewed to determine whether an event or change in circumstances indicates that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Group bases its evaluation on such impairment indicators as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate that the carrying amount of these of an undiscounted cash flow analysis of assets at the lowest level for which identifiable cash flows exist. If impairment has occurred, the Group recognizes a loss for the difference between the carrying amount and the fair value of the asset. The fair value of the asset is measured using discounted cash flow analysis or other valuation techniques. No impairment expense related to long-lived assets was recognized during the years ending March 31, 2015, 2014 and 2013.

Income taxes

Income taxes

The Group computes and records income tax expense in accordance with ASC 740, Income Taxes. Under the asset and liability method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities at each reporting date, and are measured using the enacted tax rates and laws that will be in effect when differences are expected to reverse.

ASC 740 Income Taxes, clarifies the accounting for uncertainty in income taxes recognition. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Group believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. However, the Group cannot predict with certainty the interpretations or positions that tax authorities may take regarding specific tax returns filed by the Group and, even if the Group believes its tax positions are correct, may determine to make settlement payments in order to avoid the costs of disputing particular positions taken.

Revenue recognition

Revenue recognition

The Group generates revenues primarily from software development services, including in such areas of competence as (a) custom software development and support, (b) product engineering and testing and (c) technology consulting. The Group recognizes revenues when realized or realizable and earned, which is when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

The Group recognizes sales from time-and-material contracts as services are performed, based on actual hours and applicable billing rates, using the proportional performance method, with the corresponding cost of providing those services reflected as cost of sales. The majority of such sales are billed on a monthly basis whereby actual time is charged directly to the client at negotiated hourly billing rates.

The Group recognizes sales from fixed price contracts based on the proportional performance method, during the period in which amounts become billable in accordance with the terms of the Group's contracts. Services under fixed price contracts are delivered in stages. Revenues recognized for completed stages are generally representative of the percentage of completion of the entire contract, as they are based on hours incurred compared to the total hours estimated for the completion of the entire contract. Costs related to completed stages are expensed as incurred, while those related to uncompleted stages are recorded in work-in-progress on the balance sheet. In instances where final acceptance is specified by the client, sales are deferred until all acceptance criteria have been met. In the absence of a sufficient basis to measure progress towards completion, sales are recognized upon receipt of final acceptance from the client.

Revenue is stated net of any value-added taxes ("VAT") charged to clients.

The Group enters into multiple elements arrangements with the customers that purchase license and further maintenance and support. The Group accounts for these revenues in accordance with guidance of ASC 605-25, Revenue recognition—multiple elements arrangements. The selling price of each element is based on vendor specific objective evidence ("VSOE") if available or estimated selling price. The estimation of selling price is made through consultation with and approval by the Group's management, taking into consideration the Group's pricing model and go-to-market strategy. Some of the software arrangements include consulting implementation services sold. Consulting revenues from these arrangements are generally accounted for separately from new software licenses revenues because the arrangements qualify as services transactions as defined in ASC 985-605. The more significant factors considered in determining whether the revenues should be accounted for separately include the nature of services (i.e., consideration of whether the services are essential to the functionality of the licensed product), degree of risk, availability of services from other vendors, timing of payments and impact of milestones or acceptance criteria on the realizability of the software license fee. Revenues for consulting services are generally recognized as the services are performed.

For multiple element arrangements under time-and-material contracts, revenue is recognized as services are performed for each deliverable. For arrangements under fixed-price contracts, software development revenue is recognized upon delivery of development services under the proportional performance method, as described above and for support services—on a straight-line basis over the support period, which is generally from 6 months to a year.

The Group reports gross reimbursable travel and "out-of-pocket" expenses incurred as both sales and cost of sales in the consolidated statements of operations.

Warranty Costs

Warranty Costs

In most contracts the Group warrants that the technology solutions it developed for its clients would operate in accordance with the project specifications without defects for a specified warranty period. In the event that defects that the Group is held responsible for are discovered during the warranty period, the Group is obligated to remedy the defects.

The Group provides for the estimated cost of warranties at the time the related revenue is recognized based on historical and projected warranty claim rates, historical and projected cost-per-claim and knowledge of specific product failures that are outside of the Group's typical experience. The Group has never incurred any material amounts with respect to the warranties for its solutions. Each quarter, the Group re-evaluates these estimates to assess the adequacy of its recorded warranty liabilities considering the size of the installed base of products subject to warranty protection and adjusts the amounts as necessary. If actual product failure rates or repair costs differ from estimates, revisions to the estimated warranty liabilities would be required and could materially affect the Group's results of operations.

Business combinations

Business combinations

The Group accounts for its business acquisitions under the purchase method. The total cost of an acquisition is allocated to the underlying assets, including intangible assets acquired, and liabilities assumed based on their respective estimated fair values. Determining the fair value of assets acquired and liabilities assumed requires management's judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, intangible and other asset lives and market multiples, among other items. The results of operations of acquired companies are included in the consolidated financial statements from the date of acquisition. After control is obtained, changes in ownership interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

Advertising

Advertising

The Group expenses the cost of advertising as incurred. Advertising expenses for the years ended March 31, 2015, 2014 and 2013 were $2,281, $1,390 and $836 respectively, and are classified as selling expenses.

Social contributions

Social contributions

The Group contributes to pension and social funds in accordance with the legislation applicable to each of the subsidiaries. These contributions amounted to approximately, $20,608, $16,300 and $12,891 for the years ended March 31, 2015, 2014 and 2013, respectively, and were expensed as incurred.

The majority of these contributions are made by Subsidiaries in Russia, where social contributions tax is a mandatory tax consisting of contributions paid by employers to the Russian Pension Fund, the Russian Social Security Fund and Federal Medical Insurance Fund. The social contributions tax rate varies depending on employee's annual compensation between 8% and 22% for the Pension Fund; between 0% and 2.9% to the Social Security Fund; between 0% and 5.1% to the Federal Medical Insurance Fund; and between 0.2% and 8.5% for mandatory accident insurance.

Derivative financial instruments

Derivative financial instruments

To protect itself from possible changes related to forecasted transactions denominated in currencies different from US dollars, the Group uses forward and option currency exchange contracts. In accordance with ASC 815 Derivatives and Hedging, the Group recognizes all derivative financial instruments, such as foreign exchange contracts at fair value. Changes in fair values of derivatives not qualifying as hedges are reported in income. Such options and contracts generally originate and expire or are settled within the fiscal year, but these have an effect on the Group's interim financial statements as some of the instruments may be outstanding at interim dates. The Group does not currently deem underlying criteria to be perfectly matched and therefore does not believe the currency contracts qualify for hedge accounting as defined by ASC 815. Estimates of fair value were determined in accordance with ASC 820 Fair Value Measurements.

Concentration of credit risk

Concentration of credit risk

The concentrations of credit risk associated with trade and other receivables are mitigated by ongoing procedures to monitor the creditworthiness of customers and other debtors.

As of March 31, 2015, the largest clients' balances accounted for 32%, 21%, 9%, 4% and 3% of the total Group's accounts receivable. As of March 31, 2014, the largest clients' balances accounted for 33%, 20%, 11%, 6%, 6%, of the total Group's accounts receivable. As of March 31, 2013, the largest clients' balances accounted for 30%, 13%, 13%, 6% and 5% of the total Group's accounts receivable.

For the year ended March 31, 2015, the same customers accounted for 36%, 20%, 8%, 4% and 4% of the Group's revenues. For the year ended March 31, 2014, the same clients accounted for 32%, 19%, 9%, 7% and 4% of the Group's revenues. For the year ended March 31, 2013, the same customers accounted for 29%, 18%, 10%, 8% and 5% of the Group's revenues.

Use of estimates in preparation of financial statements

Use of estimates in preparation of financial statements

The preparation of these consolidated financial statements, in conformity with US GAAP, requires management to make estimates and assumptions that affect amounts in the financial statements and accompanying notes and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments

The fair value of financial instruments, including cash and cash equivalents, short-term borrowings, which are included in current assets and liabilities, accounts receivable and accounts payable approximate the carrying value of these items due to the short-term maturities of such instruments.

Fair value measurement

Fair value measurement

The Group follows the provisions of ASC 820 Fair Value Measurements and Disclosures, and considers the following three levels of inputs to measure the fair value:

Level 1:    Quoted prices for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:    Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are non-active; inputs other than quoted prices that are observable and derived from or corroborated by observable market data.

The fair value of foreign currency forward and option contracts are based on internally developed valuation models that discount cash flows resulting from the differential between the contractual foreign currency exchange rate and the reporting date market-based forward foreign currency exchange rate for a similar instrument.

The summary of the derivative financial instruments measured at fair value are summarized below:

	Balance as of March 31, 2014	Revaluation	Received from the bank (net)	Balance as of March 31, 2015
Fixing	$(304)	$1,214	$(910)	$—
Revaluation	(107)	107	—	—

Total	$(411)	$1,321	$(910)	—

	Balance as of March 31, 2013	Revaluation	Paid to the bank (net)	Balance as of March 31, 2014
Fixing	$—	$(1,027)	$723	$(304)
Revaluation	—	(107)	—	(107)

Total	$—	$(1,134)	$723	(411)

The Group recognized a net gain/(loss) from foreign currency exchange contracts as gain/(loss) from foreign currency contracts in the condensed consolidated statements of comprehensive income, including foreign currency exchange contracts settled during the following periods:

Year ended March 31,
2015	2014	2013
$1,321	$(107)	$—

Level 3:    Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The changes in the Group's Level 3 financial instruments are presented below:

	Balance as of March 31, 2014	Additions / Revaluation	Repayment/ Reclassification	Balance as of March 31, 2015
Contingent payable for business acquisition, at fair value	$4,809	$21,583	$(5,327)	$21,065
Contingent payable for software acquisition, at fair value	1,920	486	(349)	2,057

Total	$6,729	$22,069	$(5,676)	$23,122

	Balance as of March 31, 2013	Revaluation	Repayment	Balance as of March 31, 2014
Contingent payable for business acquisition, at fair value	$5,805	$1,380	$(2,376)	$4,809
Contingent payable for software acquisition, at fair value	5,582	(458)	(3,204)	1,920

Total	$11,387	$922	$(5,580)	$6,729

The Group used Level 3 inputs when determining the fair value of contingent payable for business Acquisition (Note 3), contingent payable for software acquisition (Note 6) Luxoft reportable unit for the purposes of determining goodwill impairment (see Note 5), and the value of shares issued under the stock option plans of the Company (Note 15).

In determining the estimated fair values of the reporting units, the Group employed a Discounted Cash Flow ("DCF") analysis. Determining estimated fair values requires the application of significant judgment.

The basis for the Group's cash flow assumptions includes forecasted revenue, operating costs and other relevant factors, including estimated capital expenditures. Assumptions under this method have been adjusted to reflect increased risk due to current economic volatility. In addition to that, the Group has to estimate the applicable discount rate and the terminal growth rates, where applicable. The most significant unobservable inputs used in the valuation of contingent payables are as following:

•

Cost of capital: The cost of capital reflects the return a hypothetical market participant would require for a long-term investment in an asset and can be viewed as a proxy for the risk of that asset. Changes in the financial markets, such as an increase in interest rates or an increase in the expected required return on equity by market participants within the industry, could increase the discount rate, thus decreasing the fair value of the assets. The cost of capital used by the Group in its analysis ranged from 16% to 19% based on the level of risk related to each particular asset or reporting unit.

•	Cost of debt: The cost of debt reflects the effective rate paid for use of current debt facilities. The cost of debt used by the Group in its analysis ranged from 2.5% to 3.0%.
•

Short- and medium-term growth rates: Short- and medium-term growth rates reflect the level of economic growth in each of the Group's markets from the last forecasted period. These assumptions are inherently uncertain. The growth rates used by the Group in its current year analysis ranges from was 6.1% to 28.6%.

•

Forecasted operating costs: The level of cash flow generated by each operation is ultimately governed by the extent to which the Group manages the relationship between revenues and costs. The Group forecasts the level of operating costs by reference to (a) the historical absolute and relative levels of costs the Group has incurred in generating revenue, (b) the operating strategy of each business, (c) specific forecasted operating costs to be incurred and (d) expectations as to what these costs would be for an average market participant. The Group's estimates of forecasted operating costs are developed from a number of external sources, in combination with a process of on-going consultation with operational management.

•

Forecasted capital expenditure: The size and phasing of capital expenditure, both recurring expenditure to replace retired assets and investments in new projects, has a significant impact on cash flows. The Group forecasts the level of future capital expenditure based on current strategies and specific forecast costs to be incurred, as well as expectations of what these costs would be like for an average market participant. The Group's estimate of forecasted capital expenditure is developed from a number of external sources, in combination with a process of on-going consultation with operational management.

Share-based compensation

Share-based compensation

The Group accounts for stock-based compensation plans in accordance with ASC 718 Compensation—Stock Compensation. Under ASC 718, companies must calculate and record the cost of equity instruments, such as stock options or restricted stock, awarded to employees for services received in their consolidated statements of comprehensive income. The cost of the equity instruments is measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and is required to be recognized over the period during which the employee is required to provide services in exchange for the equity instruments (see Note 15).

The Group recognizes compensation cost for an award with service conditions on a straight-line basis over the requisite service period for the entire award.

Recent accounting pronouncements

Recent accounting pronouncements

With the exception of the below, there have been no recent accounting pronouncements or changes in accounting pronouncements during year ended March 31, 2015 that are of significance, or potential significance, to the Company's consolidated financial statements:

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers ("ASU 2014-09"). ASU 2014-09 will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new guidance (i) removes inconsistencies, and weaknesses in revenue requirements, (ii) provides a more robust framework for addressing revenue issues, (iii) improves comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets, (iv) provides more useful information to users of financial statements through improved disclosure requirements, and (v) simplifies the preparation of financial statements by reducing the number of requirements to which an entity must refer. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. The guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company plans to apply the new standard beginning January 1, 2017, either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Company is currently evaluating the impact of adopting this new accounting standard on its financial statements.

In June 2014, the FASB issued Accounting Standards Update 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period ("ASU 2014-12"). ASU 2014-12 applies to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period to be treated as a performance condition. A reporting entity should apply existing guidance ASC 718 as it relates to awards with performance conditions that affect vesting to account for such awards. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. The adoption of this guidance, which is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, is not expected to have a material effect on the Company's consolidated balance sheet or results of operations.

In August 2014, the FASB issued Accounting Standards Update 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"). ASU 2014-15 requires management to assess an entity's ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (i) provide a definition of the term substantial doubt, (ii) require an evaluation every reporting period including interim periods, (iii) provide principles for considering the mitigating effect of management's plans, (iv) require certain disclosures when substantial doubt is alleviated as a result of consideration of management's plans, (v) require an express statement and other disclosures when substantial doubt is not alleviated, and (vi) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The adoption of this guidance, which is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter, is not expected to have a material effect on the Company's consolidated balance sheet or results of operations.

In January 2015, the FASB issued Accounting Standards Update 2015-01, Income Statement—Extraordinary and Unusual Items ("ASU 2015-01"). ASU 2015-01 simplify the income statement presentation requirements in Subtopic 225-20 by eliminating the concept of extraordinary items. Eliminating the extraordinary classification simplifies income statement presentation by altogether removing the concept of extraordinary items from consideration. The adoption of this guidance, which is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, is not expected to have a material effect on the Company's consolidated balance sheet or results of operations.